FINANCIAL INCOME, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
FINANCIAL INCOME, NET
NOTE 9:          FINANCIAL INCOME, NET

The components of financial (expenses) income, net were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Foreign currency transactions and other	$38	$17	$1	$39
Interest income	107	394	591	1,024
Bank commissions	(26)	-	(97)	(16)
	$119	$411	$495	$1,047

NOTE 12:-	FINANCIAL (EXPENSES) INCOME, NET

The components of financial (expenses) income, net were as follows (in thousands):

	Year Ended December 31,
	2023	2022			2021
Foreign currency transactions and other	$133		$22		$38
Interest Income	1,354		-		-
Bank commissions	(20)		(22)		(25)

	$1,467	$	*	)	$13

*) Represent an amount lower than $1.